UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Brooklyn Capital Management, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2011

Date of reporting period: July 1, 2010 to June 30, 2011

Item 1. Proxy Voting Record.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
DWS Enhanced Commodity Strategy Fund, Inc.	July 22,2010	23338Y100	GCS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
1. To consider and vote upon the election of Ms. Dawn-Marie Driscoll, Messrs. John W. Ballantine and Henry P. Becton,Jr. as Class I Directors of the Fund, each to hold office until the Fund's annual meeting of stockholders held during its 2012-2013 fiscal
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
2. To consider and vote upon the election of Ms. Rebecca W. Rimel, Messrs. Paul K. Freeman, William McClayton, William N. Searcy, Jr. and Robert H. Wadsworth as Class III Directors of the Fund, each to hold office until the Fund's annual meeting of stockholders
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
3. To consider and vote upon an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all of the assets of DWS Enhanced Commodity Strategy Fund, Inc. (the "ECS Closed-End Fund") to DWS Enhanced Commodity Strat
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against	If properly presented at the meeting, a stockholder proposal to terminate the Investment Management Agreement between the Fund and Deutsche Investment Management Americas, Inc.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Premium Income Muni Fund-Series W	July 27. 2010	67062T407	NPI APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees     1A - 01-John P. Amboian,02-Robert P. Bremner,03-Jack B. Evans,04-David J. Kundert,05-Judith M. Stockdale,06-Carole E. Stone,07-Terence J. Toth,08-William C. Hunter,09-William J. Schneider
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2A- To approve the elimination of the Fund's fundamental policies relating to investments in Municipal Securities and below Investment Grade Securities.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2B- To approve the new fundamental policy relating to investments in Municipal Securities.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2C- To approve the elimination of the Fund's fundamental policy relating to investment in other Investment Companies.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2D- To approve the elimination of the Fund's fundamental policy relating to Commodities	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2E- To approve the new fundamental policy relating to Commodities.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2F- To approve the elimination of the Fund's fundamental policies relation to Derivatives and Short Sales.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Premium Income Muni Fund-Series F	July 27. 2010	67062T605	NPI APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees     1A - 01-John P. Amboian,02-Robert P. Bremner,03-Jack B. Evans,04-David J. Kundert,05-Judith M. Stockdale,06-Carole E. Stone,07-Terence J. Toth,08-William C. Hunter,09-William J. Schneider
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2A- To approve the elimination of the Fund's fundamental policies relating to investments in Municipal Securities and below Investment Grade Securities.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2B- To approve the new fundamental policy relating to investments in Municipal Securities.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2C- To approve the elimination of the Fund's fundamental policy relating to investment in other Investment Companies.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2D- To approve the elimination of the Fund's fundamental policy relating to Commodities	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2E- To approve the new fundamental policy relating to Commodities.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2F- To approve the elimination of the Fund's fundamental policies relation to Derivatives and Short Sales.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Performance Plus Muni Fund-Series W.	July 27. 2010	67062P405	NPP ARPS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees     1A - 01-John P. Amboian,02-Robert P. Bremner,03-Jack B. Evans,04-David J. Kundert,05-Judith M. Stockdale,06-Carole E. Stone,07-Terence J. Toth,08-William C. Hunter,09-William J. Schneider
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2A- To approve the elimination of the Fund's fundamental policies relating to investments in Municipal Securities and below Investment Grade Securities.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2B- To approve the new fundamental policy relating to investments in Municipal Securities.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2C- To approve the elimination of the Fund's fundamental policy relating to investment in other Investment Companies.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2D- To approve the elimination of the Fund's fundamental policy relating to Commodities	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2E- To approve the new fundamental policy relating to Commodities.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2F- To approve the elimination of the Fund's fundamental policies relation to Derivatives and Short Sales.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Insured Quality Muni Fund-Series W	July 27. 2010	67062N301	NQI ARPS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees     1A - 01-John P. Amboian,02-Robert P. Bremner,03-Jack B. Evans,04-David J. Kundert,05-Judith M. Stockdale,06-Carole E. Stone,07-Terence J. Toth,08-William C. Hunter,09-William J. Schneider
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Insured Quality Muni Fund-Series M	July 27. 2010	67062E400	NQM ARPS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees     1A - 01-John P. Amboian,02-Robert P. Bremner,03-Jack B. Evans,04-David J. Kundert,05-Judith M. Stockdale,06-Carole E. Stone,07-Terence J. Toth,08-William C. Hunter,09-William J. Schneider
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Insured Quality Muni Fund-Series TH	July 27. 2010	67062N608	NQI ARPS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees     1A - 01-John P. Amboian,02-Robert P. Bremner,03-Jack B. Evans,04-David J. Kundert,05-Judith M. Stockdale,06-Carole E. Stone,07-Terence J. Toth,08-William C. Hunter,09-William J. Schneider
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.	8/9/2010	23339T209	DRP

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	against
Western's proposal to elect four nominees to serve as Class III Directors of the Board of Directors of the Fund(the"Board") until the 2013 annual meeting of stockholders. 01) Neil Chelo 02) Robert H. Daniels 03) Gregory R. Dube 04) Arthur D. Lipson
shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	against	Western's Proposal that the Board take the necessary steps to declassify the Board so that all directors are elected on an annual basis.	shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.	8/9/2010	23339T209	DRP

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Election of Class III Board Members: 01) Kenneth C. Froewiss 02) Rebecca W. Rimel 03) William N. Searcy, Jr. 04) Robert H. Wadsworth	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	against	If properly presented, a stockholder proposal regarding board declassification.	shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Korea Equity Fund	8/24/2010	50063B104	KEF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1A - 01-William G. Baker,Jr.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Ratification of the selection of Ernst & Young as the Fund's independent Registered Public Accounting Firm for the fiscal year ending October 31, 2010	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against
A Shareholder proposal requesting that the Board of Directors take action seeking to convert the Fund to an internal Fund and to establish a fundamental policy requiring the Fund to make periodic offers to repurchase between 5% and 25% of its outstanding shares at approximately net asset value, as more particularly described in the proxy statement.
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Korea Equity Fund	8/24/2010	50063B104	KEF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against	Election of one Director 01) Phillip Goldstein	Shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Ratification of the selection of Ernst & Young as the Fund's independent Registered Public Accounting Firm for the fiscal year ending October 31, 2010	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against	To request that the Board take action to convert the Fund to an interval Fund and establish related Fundamental Policy.	Shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against	To Terminate the management agreement between the Fund and Nomura Asset Management USA Inc.	Shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against	To request that the Board authorize a self-tender offer for all outstanding common shares of the Fund at net asset value (NAV).	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
BLK CA INV QLTY MUNI TR	9/2/2010	09247U107	RAA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To approve the liquidation and dissolution of the fund pursuant to the plan of liquidation and dissolution.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To transact such other business as may properly come before the meeting or any adjournments, postponements or delays thereof.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
BLK CA INV QLTY MUNI TR W7	9/2/2010	09247U206	RAA APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To approve the liquidation and dissolution of the fund pursuant to the plan of liquidation and dissolution.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To transact such other business as may properly come before the meeting or any adjournments, postponements or delays thereof.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
BR CR Allocation Income TR III R7	9/2/2010	09249V400	BPP ARPS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1 - 01-Richard E. Cavanaugh,02-Kathleen F. Feldstein,03-Henry Gabbay,04-Jerrold B. Harris	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock Insured Muni Income TR F7	9/2/2010	092479401	BYM APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1 - 01-Richard E. Cavanaugh,02-Kathleen F. Feldstein,03-Henry Gabbay,04-Jerrold B. Harris	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock CA Muni 2018 Term Trust M7	9/2/2010	09249C204	BYM APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1 - 01-Richard E. Cavanaugh,02-Kathleen F. Feldstein,03-Henry Gabbay,04-Jerrold B. Harris	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock Muni 2018 Term Trust W7	9/2/2010	09248C205	BPK APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1 - 01-Richard E. Cavanaugh,02-Kathleen F. Feldstein,03-Henry Gabbay,04-Jerrold B. Harris	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock Muni Bond Trust T7	9/2/2010	09249H203	BBK APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1 - 01-Richard E. Cavanaugh,02-Kathleen F. Feldstein,03-Henry Gabbay,04-Jerrold B. Harris	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock Muni Bond Trust R7	9/2/2010	09249H302	BBK APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1 - 01-Richard E. Cavanaugh,02-Kathleen F. Feldstein,03-Henry Gabbay,04-Jerrold B. Harris	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock NY Muni Bond Trust T7	9/2/2010	09249P205	BQH ARPS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1 - 01-Richard E. Cavanaugh,02-Kathleen F. Feldstein,03-Henry Gabbay,04-Jerrold B. Harris	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock Muniholdings NY Insured E	9/2/2010	09255C601	MHN APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees   1 -  01-Richard E. Cavanaugh,02-Richard S. Davis,03-Frank J. Fabozzi,04-Kathleen F. Feldstein,05-James T. Flynn,06-Henry Gabbay,07Jerrold B. Harris,08-R.Glenn Hubbard,09-W. Carl Kester,10-Karen P.Robards
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock Muniholdings Fund Inc C	9/2/2010	09253N401	MHD APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees   1 -  01-Richard E. Cavanaugh,02-Richard S. Davis,03-Frank J. Fabozzi,04-Kathleen F. Feldstein,05-James T. Flynn,06-Henry Gabbay,07Jerrold B. Harris,08-R.Glenn Hubbard,09-W. Carl Kester,10-Karen P.Robards
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock Muniholdings NY Insured D	9/2/2010	09255C502	MHN APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees   1 -  01-Richard E. Cavanaugh,02-Richard S. Davis,03-Frank J. Fabozzi,04-Kathleen F. Feldstein,05-James T. Flynn,06-Henry Gabbay,07Jerrold B. Harris,08-R.Glenn Hubbard,09-W. Carl Kester,10-Karen P.Robards
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock Muniholdings Fund II, Inc Class A	9/2/2010	09253P208	MUH APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees   1 -  01-Richard E. Cavanaugh,02-Richard S. Davis,03-Frank J. Fabozzi,04-Kathleen F. Feldstein,05-James T. Flynn,06-Henry Gabbay,07Jerrold B. Harris,08-R.Glenn Hubbard,09-W. Carl Kester,10-Karen P.Robards
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Blackrock Muniholdings NY Insured B	9/2/2010	09255C304	MHN APRS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees   1 -  01-Richard E. Cavanaugh,02-Richard S. Davis,03-Frank J. Fabozzi,04-Kathleen F. Feldstein,05-James T. Flynn,06-Henry Gabbay,07Jerrold B. Harris,08-R.Glenn Hubbard,09-W. Carl Kester,10-Karen P.Robards
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Global Income & Currency Fund Inc.	9/8/2010	378968A22	GCF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
A vote for election of the following nominees 01- Robert P. Bremner,02-Jack B. Evans,03-Willian C. Hunter,04-David J. Kundert,05-William J. Schneider,06-Judith M. Stockdale,07-Carole E. Stone,08-Terence J. Toth,09-John P.Amboian
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To approve a new investment management agreement between the fund and Nuveen Asset Management.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Royce Value Micro-Cap Trust Inc.	9/22/2010	780915104	RMT

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for the following Nominees: 01-Richard M. Galkin,02-mark R. Fetting,03_Arthur S. Mehlman	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Royce Value Trust Inc.	9/22/2010	780910105	RVT

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for the following Nominees: 01-Richard M. Galkin,02-mark R. Fetting,03_Arthur S. Mehlman	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Claymore Dividend & Income Fund	9/23/2010	18385J105	DCS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for the following Nominees: 01-Robert B. Karn III,02-Ronald E. Toupin, Jr.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Casey's General Stores,Inc.	9/23/2010	147528103	CASY

Vote	Management Recommended Vote	Proposal	Propose by issuer or Opposition
SPE voted "For"	against	Election of Directors. (01) Howard W. bates (02) Hugh L. Cooley (03) G terrence Coriden (04) Mickey Kim (05) D.O. Mann (06) Kevin J. Martin (07) David B. McKinney (08) Marc E. Rothbart	Opposition
SPE voted "For"	against
Repeal any new by-laws or amendments to the Second Amended and Restated By-Laws of Casey's General Stores, Inc. (the"By-Laws") adopted by the Board of Directors of Casey's General Stores, Inc., without shareholder approval, after june 10, 2009 (which is the date of the last publicly disclosed amendment to the By-Laws as of the date of the proxy statement) and prior to the time of adoption of this proposal by the shareholders of Casey's General Stores, Inc.
Opposition
SPE voted "For"	against	Ratify the appointment of KPMG LLP as the independent registered public accounting firm of Casey's General Stores, Inc. for the fiscal year ending April 30, 2011	Opposition

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Nuveen CA Performance Plus Muni Fund-W	11/16/2010	67062Q403	NCP ARPS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees     1A - 01-John P. Amboian,02-Robert P. Bremner,03-Jack B. Evans,04-David J. Kundert,05-Judith M. Stockdale,06-Carole E. Stone,07-Terence J. Toth,08-William C. Hunter,09-William J. Schneider
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Nuveen CA Dividend Adv Muni FD-Sem TH	11/16/2010	67066Y204	NAC ARPS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
 A vote for election of the following nominees     1A - 01-John P. Amboian,02-Robert P. Bremner,03-Jack B. Evans,04-David J. Kundert,05-Judith M. Stockdale,06-Carole E. Stone,07-Terence J. Toth,08-William C. Hunter,09-William J. Schneider
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Accuride Corporation CV 7.5% 2/26/20	11/18/2010	00439TAA5

Vote	Management Recommended Vote	Proposal	Propose by issuer or Opposition
SPE voted "For"	For
Approval of an amendment to Accuride's amended and restated certificate of incorporation to implement a reverse stock split of Accuride's outstanding common stock at an exchange ratio of 1-for-10 and the related proportional decrease in the number of authorized shares of accuride's common stock and preferred stock.
Issuer
SPE voted "For"	For	Approval of the adjournment of the special meeting, if necessary, to solicit additional proxies in favor of item 1.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Macquarie/1st Tr GL Ifra/UT Div & Inc.	12/6/2010	55607w100	MFD

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Proposal to approve a new investment management agreement with First Trust Advisors L.P. for the Fund.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Proposal to approve a new sub-advisory agreement with Macquarie Capital Investment Management LLC for the Fund.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Proposal to approve a new sub-advisory agreement with Four Corners Capital Management, LLC for the Fund.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.	1/12/2011	23339T209	DRP

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
To consider and vote upon agreement and plan of reorganization and the transactions it contemplates, including the transfer of all of the assets of DWS RREEF World Real Estate Securities Fund, a series of DWS Advisor Funds ("RREEF GLOBAL"), all as more fully described in the proxy statement.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker

General Motors 7.5% Pfd 7/1/44 Series	2/11/2011	370442121	GMS
General Motors 5.25% Pfd Ser B	2/11/2011	370442733	GBM
General Motors 6.25% Pfd Ser C	2/11/2011	370442717	-
General Motors 7.375% Pfd	2/11/2011	370442766	HGM
General Motors 7.375% Pfd	2/11/2011	370442725	BGM
General Motors 7.25% Pfd	2/11/2011	370442758	RGM
General Motors 7.25% Pfd	2/11/2011	370442774	XGM
General Motors 7.25% Pfd	2/11/2011	370442816	GMW

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Votes cast on-line 1/28/11 - all shares FOR	For	To accept the plan,as further described in the consent solicitation package.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
RVS LaSalle International Real Estate Fund	2/15/2011	76932W102	SLS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
To approve an agreement and plan of reorganization between Riversource Real Estate Fund, Riversource LaSalle Global Real Estate Fund, Riversource LaSalle Monthly Dividend Real Estate Fund, Riversource LaSalle International Real Estate Fund and Columbia Real Estate Equity Fund.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Bancroft Fund Ltd.	2/18/2011	59695106	BCV

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-Thomas H. Dinsmore,02-Daniel D. Harding	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Proposal to ratify selection of accountants	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
MVC Capital, Inc.	3/10/2011	553829102	MVC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-Emilio Dominianni,02-Gerald Hellerman,03-Warren Holtsberg,04-Rpbert Knapp,05-William Taylor,06-Michael Tokarz	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To Ratify the selection of Ernst & Young LLP as the Fund's independent registered Public Accounting Firm.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Adams Express Company	3/22/2011	006212104	ADX

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
Directors Recommend: A vote for election of the following nominees 1-01-Enrique R. Arzac,02-Phyllis O. Bonanno,03-Kenneth J. Dale,04-Daniel E. Emerson,05-Frederic A. Escherich,06-Roger W. Gale,07-Thomas H. Lenach,08-Kathleen T. McGahran,09-Douglas G. Ober,10-Craig R. Smith
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	The selection of Pricewaterhousecoopers LLP as independent public auditors.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against	If properly presented, to act upon a stockholder proposal recommending that the Board of Directors consider causing the company to conduct a self-tender offer.	Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Tri-Continental Corporation	4/14/2011	895436103	TY

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-patricia M. Flynn,02-Stephen R. Lewis Jr.,03-Catherine James Paglia	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To ratify the selection of Ernst & Young LLP as the Corporation's independent registered Public Accounting Firm.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To approve the changes to the Corporation's fundamental investment policy regarding securities lending.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Liberty All-Star Equity Fund	4/14/2011	530158104	USA

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-Thomas W. Brock,02-George R. Gaspari	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Macquarie/1st Tr GL Ifra/UT Div & Inc.	4/18/2011	55607w100	MFD

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommended: A vote for the following nominees 1-01-Robert F. Keith	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
LMP Capital & Income Fund Inc.	4/29/2011	50208A102	SCD

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-Riordan Roett,02-Jeswald W. Salacuse	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
First Opportunity Fund Inc.	5/2/2011	33587T108	FOFI

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors recommend: a vote for election of the following nominees 2-01-Richard I. Barr,02-John S. Horejsi,03-Susan L. Ciciora,04-Dr. Dean L. Jacobsen,05-Joel W. Looney	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To approve an amendment to the charter classifying the Board of Directors into three separate classes and making related changes to the charter.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
H&Q Life Sciences Investors	5/2/2011	404053100	HQL

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To approve and adopt the amendment to the declaration of trust as discussed in the attached proxy statement.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Boulder Total Return Fund	5/2/2011	101541100	BTF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To approve the elimination of the fund's fundamental investment policy prohibiting the fund from purchasing securities on margin.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
To approve amendment to the fund's charter that would permit the fund's Directors that are elected by holders of the fund's preferred stock, at such time that the fund's Pref Stock is no longer outstanding, to continue to serve as Directors of the fund for the remainder of his or her term and until his or her successor is duly elected and qualified.
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Boulder Growth & Income Fund	5/2/2011	101507101	BIF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
1 -To approve amendment to the fund's charter that would permit the fund's Directors that are elected by holders of the fund's preferred stock, at such time that the fund's Pref Stock is no longer outstanding, to continue to serve as Directors of the fund for the remainder of his or her term and until his or her successor is duly elected and qualified.
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2- To approve the removal of the fund's fundamental investment policy requiring the fund to invest at least 25% of its total assets in Real Estarte related companied	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Multi-Strategy Income & Growth Fund 2	5/6/2011	67073D102	JQC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-john P. Amboian.,02-David J. Kundertr,03-Terence J. Toth	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Multi-Strategy Income & Growth Fund	5/6/2011	67073B106	JPC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-john P. Amboian.,02-David J. Kundertr,03-Terence J. Toth	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Alpine Global Premier Properties Fund	5/9/2011	02083A103	AWP

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-Jeffrey E. Wacksman	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
The Zweig Total Return Fund, Inc.	5/10/2011	989837109	ZTR

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-Wendy Luscombe,02-R.Keith Walton	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
GDL Fund Common	5/16/2011	361570104	GDL

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-Clarence A. Davis,02-Arthur V. Ferrara	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Gabelli Global Multimedia Trust	5/16/2011	36239Q109	GGT

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-Frank J. Fahrenkopf Jr.,02-Werner J. Roeder,03-Salvatore J. Zizza	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Western Asset Premier Bond Fund	5.17.11	957664204	WEA APRPS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
Directors Recommend: A vote for election of the following nominees 1-01-Ronald J. Arnault,02-Anita L. Defrantz,03-William E.B. Siart,04-Jaynie M. Studenmund,05-Avedick B. Poladian,06-R. Jay Gerken,07-Ronald L. Olson
Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Sunamerica Focused Alpha Growth Fund	5/19/2011	867037103	FGF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors recommend: a vote for election of the following nominees 1-01-Richard W. Grant,02-Stephen J. Gutman,03-Peter A. Harbeck	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	AGN
2B- Shareholder Proposal Requesting that all advisory and management agreements between Sunamerica Focused Alpha Growth Fund, Inc. and Sunamerica Asset Management Corp. be terminated as soon as possible.
Shareholder

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Taiwan Greater China Fund	5/27/2011	874037104	TFC

Vote	Management Recommended Vote	Proposal	Propose by issuer or Opposition
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1- 01-Mr. James W. Miller, Jr.,02-Mr. Kevin T.Kogler,03-Mr. Steven H. Sutro	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2A - To approve the conversion of the trust from a closed-end investment company into an open-end investment company.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2B - Consider whether to approve an investment advisory agreement between CCM Partners L.P.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2C- Consider whether to approve an investment sub-advisory agreement between CCM Partners L.P. and Nikko Asset Management Co. Ltd.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2D - Approve an amendment to trust's amended and restated declaration of trust ("Declaration of Trust") eliminating staggered nature of trust's board of trustees ("Board of Trustees" or "Board")	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2E - Consider whether to approve an amendment to the declaration of trust to allow for the trust to have multiple funds.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2F -Consider whether to approve an amendment to the declaration of trust to allow for the trust to make in-kind redemptions.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2G - To approve an amendment to investment objective of trust to expand the primary geographic scope of the trust's investments from Republic of China to Greater China region.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
2H - To approve an amendment to the investment policies of the trust to expand the Geographic region in which the trust must invest, under normal circumstances, at least 80% of its net assets, from the Republic of China to the Greater China region.
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2I - Consider whether to approve an amendment to the investment policies of the trust removing restrictions on certain investment activities of the trust.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
DWS High Income Opportunities Fund	6/3/2011	23339M204	DHG

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
Directors Recommend: A vote for election of the following nominees 1-01-John W. Ballantine#,02-Dawn-Marie Driscoll#,03-Kenneth C. Froewiss#,04-Rebecca W. Rimel#,05-Henry P.Becton,Jr.*,06-Paul K. Freeman*,07-William Mcclayton*,08-Jean Gleason Stromberg*
Issuer

Note - # Class I Directors
* Class III Directors

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Equus Total Return, Inc.	6/10/2011	294766100	EQS

Vote	Management Recommended Vote	Proposal	Propose by issuer or Opposition
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
Election of Directors. (01) Fraser Atkinson(02) Alessandro Benedetti (03) Richard F. Bergner (04) Kenneth I. Denos (05) Gregory J. Flanagan (06) Henry W. Hankinson (07) john A. Hardy (08) Robert L Knauss (09) Bertrand Des Pallieres
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2 - To ratify the selection of UHY as the fund's independent registered Public Accountant Firm for the fiscal year ending December 31, 2011	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For
3 - To approve ,in a non-binding vote, the compensation paid to the fund's executive officers, as disclosed pursuant to item 402 of regulation S-K, including the compensation discussion and analysis, compensation tables, and narrative discussion.
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	1 YR	4 - To recommend, in a non-binding vote, the frequency of an advisory vote to approve the compensation of the fund's executive officers.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
The New Ireland Fund, Inc.	6/7/2011	645673104	IRL

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors recommend: a vote for election of the following nominees 1-01-Margaret Duffy	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2- the approval of the investment advisory agreement between the fund and Kleinwort Benson Investors international LTD.	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
MACQUARIE Global Infrastructure Total Return	6/23/2011	55608D101	MGU

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors recommend: a vote for election of the following nominees 1-01-Brad Frishberg,02-Chris Lavictoire Mahai	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Neuberger Berman R/E Sec Income	6/29/2011	64190A103	NRO

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors recommend: a vote for election of the following nominees 1-01-Martha C. Goss,02-Crobert A. Kavesh,03-Edward I. O'brien,04-Candace L. Straight,05-Joseph V.Amato	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Liberty All-Star Growth Fund	6/30/2011	529900102	ASG

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors Recommend: A vote for election of the following nominees 1-01-john A. Benning,02-Richard C. Rantzow	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
Morgan Stanley Asia-Pacific	6/30/2011	61744U106	APF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors recommend: a vote for election of the following nominees 1-01-Kathleen A. Dennis,02-Joseph J. Kearns,03-Michael E. Nugent,04-Fergus Reid	Issuer

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker
H&Q Life Sciences Investors	7/8/2011	404053100	HQL

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	Directors recommend: a vote for election of the following nominees 1-01-Eric Oddleifson,02-Oleg M. Pohotsky,03-William S. Reardon	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To ratify the selection of Deloitte & Touche LLP as the independent registered public accountants of the fund for the fiscal year ending September 30, 2011	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against	Shareholder proposal regarding annual terms for trustees, if properly presented.	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Opportunities Fund, Inc.

By (Signature and Title)        /s/ Andrew Dakos
 Andrew Dakos, President

Date          8/29/11